GOODWILL - Carrying Amount (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 7,348,587	$ 7,318,594	$ 6,901,056
Leasing Bogota Panama S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	5,148,935	5,105,901
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	465,905	465,905
Promigas S.A. E.S.P.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	169,687	169,687
Concesionaria Panamericana S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	106,874	119,915
Concesionaria Covipacífico S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	102,376	102,376
Hoteles Estelar S. A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	6,661	6,661
Banco de Occidente S.A. over Banco Unión
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	22,724	22,724
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	358,401	358,401
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	301,222	301,222
Banco de Occidente S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	127,571	127,571
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 538,231	$ 538,231